Putnam VT Capital Opportunities Fund
Average annual total returns (for periods ending 12/31/15)
Average Annual Total Returns - Putnam VT Capital Opportunities Fund		1 Year	5 Years	10 Years
Class IA		(7.37%)	7.59%	6.41%
Class IB		(7.61%)	7.33%	6.14%
Russell 2500 Index (no deduction for fees or expenses)	[1]	(2.90%)	10.32%	7.56%
[1]	Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell ® is a trademark of Frank Russell Company.

As of March 31, 2017, the Russell 2500 Index (an unmanaged index of 2,500 small and midsize companies in the Russell 3000 Index) replaced the Russell 2000 Index (an unmanaged index of 2,000 small companies in the Russell 3000 Index) as the benchmark for this fund because, in Putnam Investment Management, LLC’s opinion, the securities tracked by this index more accurately reflect the types of securities that generally will be held by the fund. The average annual total returns of the Russell 2000 Index for the one-, five-, and ten-year periods ended on December 31, 2015 were -4.41%, 9.19%, and 6.80%, respectively.